Revenue from Contracts with Customers (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue
The following table summarizes disaggregated revenue by market ($000):

	Year Ended June 30,
Markets	2025	2024	2023
Datacenter & Communications	$3,755,164	$2,631,369	$2,966,426
Industrial	2,054,951	2,076,319	2,193,674
Total Revenues	$5,810,115	$4,707,688	$5,160,100